Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Profit (loss) attributable to the Parent	€ 14,101	€ 12,574	€ 11,076
Remuneration of PPCC and PPCA	(622)	(620)	(492)
Profit (loss) attributable to ordinary equity holders of parent	13,479	11,954	10,584
Profit (loss) from discontinued operations (non controlling interest net)	962	822	717
Profit (loss) from continuing operations (PPC net)	€ 12,517	€ 11,132	€ 9,867
Weighted average number of shares outstanding (in shares)	14,890,304,840	15,497,607,269	16,172,084,714
Basic earnings (loss) per share (in euro per share)	€ 0.905	€ 0.771	€ 0.654
Basic earnings (loss) per share from discontinued operations (in euro per share)	0.065	0.053	0.044
Basic earnings (loss) per share from continuing operations (in euro per share)	€ 0.840	€ 0.718	€ 0.610